Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - CNY (¥) ¥ in Thousands				1 Months Ended
	May 20, 2021	Mar. 31, 2021	Mar. 12, 2021	Apr. 30, 2021	Jan. 31, 2021
Subsequent Event [Line Items]
Equity method investment ownership percentage	100.00%
Business Combination, Consideration Transferred	¥ 250,000
A Business Related to Flight Vehicles [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage					19.90%
Business Combination, Consideration Transferred					¥ 24,492
Guangdong Utrust [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage			0.3067%
Business Combination, Consideration Transferred			¥ 500,000
Guangzhou GET Investment [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage		1.064%
Business Combination, Consideration Transferred		¥ 1,000,000
A Business Related to Intelligent Robot [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage				19.90%
Business Combination, Consideration Transferred				¥ 19,900